Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Premises and equipment	$ 1,242.5	$ 1,250.3
Other reporting segment investment property (note 23)	1,157.9	1,168.4
Other reporting segment inventories	455.5	320.7
Other reporting segment sales receivables	390.9	470.0
Prepaid expenses	207.2	186.2
Accrued interest and dividends	173.2	121.4
Income taxes refundable	152.3	147.0
Deferred compensation plans	80.5	67.1
Pension surplus (note 21)	64.0	49.1
Receivables for securities sold but not yet settled	3.4	207.3
Other	640.9	840.8
Current	1,562.3	1,857.5
Non-current	3,006.0	2,970.8
Other assets	4,568.3	4,828.3
Insurance and reinsurance companies
Disclosure of operating segments [line items]
Premises and equipment	374.8	403.0
Other reporting segment investment property (note 23)	0.0	0.0
Other reporting segment inventories	0.0	0.0
Other reporting segment sales receivables	0.0	0.0
Prepaid expenses	89.9	83.7
Accrued interest and dividends	162.0	105.2
Income taxes refundable	123.0	83.1
Deferred compensation plans	80.5	67.1
Pension surplus (note 21)	64.0	49.1
Receivables for securities sold but not yet settled	3.4	207.3
Other	448.1	565.5
Current	614.5	788.5
Non-current	731.2	775.5
Other assets	1,345.7	1,564.0
Non-insurance companies
Disclosure of operating segments [line items]
Premises and equipment	867.7	847.3
Other reporting segment investment property (note 23)	1,157.9	1,168.4
Other reporting segment inventories	455.5	320.7
Other reporting segment sales receivables	390.9	470.0
Prepaid expenses	117.3	102.5
Accrued interest and dividends	11.2	16.2
Income taxes refundable	29.3	63.9
Deferred compensation plans	0.0	0.0
Pension surplus (note 21)	0.0	0.0
Receivables for securities sold but not yet settled	0.0	0.0
Other	192.8	275.3
Current	947.8	1,069.0
Non-current	2,274.8	2,195.3
Other assets	$ 3,222.6	$ 3,264.3